Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes the Company’s components of accrued expenses and other current liabilities:

	As of
	June 30, 2021	December 31, 2020
Compensation and benefits related	$559	$291
Professional services and other	1,326	103
Accrued interest	9	—
Accrued expenses	$1,894	$394

5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes the Company’s components of accrued expenses and other current liabilities (in thousands):

	Year Ended December 31,
	2020	2019
Compensation and benefits related	$291	$233
Professional services and other	103	81
Accrued expenses	$394	$314